Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 16, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Year (a)	Summary Compensation Table (“SCT”) Total for PEO 1 ( Peterson ) (b-1)($)	SCT Total for PEO 2 (Saligram) (b-2 )($)	Compensation Actually Paid (“CAP”) to PEO 1 (Peterson) (c-1)($)(1)(2)	CAP to PEO 2 (Saligram) (c-2) ($)(1)(2)	Average SCT Total for Non- PEO NEOs (d)($)	Average CAP to Non-PEO NEOs (e)($) (1)(2)	Value of Initial Fixed $100 Investment Based on: ($)		Net Income (h)($M)(4)	Company Selected Measure - Adjusted Operating Cash Flow (i)($M)(5)
							Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2023	25,536,707	4,514,209	23,276,353	2,060,879	7,954,497	7,409,536	54	141	(388)	979
2022	—	10,296,665	—	(7,272,680)	3,046,371	(1,339,606)	78	124	197	(203)

2021	—	11,438,798	—	16,404,598	3,798,238	4,456,426	125	162	622	884
2020	—	9,804,500	—	11,542,086	3,746,444	4,184,661	117	133	(766)	1,435

(1)
Mr. Peterson (“
PEO 1
”) served as our principal executive officer (“
PEO
”) from May 16, 2023 through the end of 2023. Mr. Saligram (“
PEO 2
”) served as our PEO from January 1, 2023 until May 16, 2023 and for the full year for each of 2022, 2021 and 2020. For 2023, our non-PEO
NEOs included Messrs. Erceg, Turner and McDermott and Ms. Malkoski. For 2022, our
non-PEO
NEOs included Messrs. Peterson, Turner and McDermott and Ms. Malkoski. For 2021, our
non-PEO
NEOs included Messrs. Peterson and Turner, Michal Geller and Laurel Hurd. For 2020, our
non-PEO
NEOs included Messrs. Peterson and Turner, Mses. Hurd and Malkoski and David Hammer.

(2)
The amounts presented in these columns are inclusive of PRSUs, which reflect management’s estimate of performance against their respective targets at each applicable year-end.
The fair value of TRSUs was calculated based on a 100% payout assumption.

The fair value of stock options reported for Compensation Actually Paid purposes was estimated using a Black-Scholes option pricing model and used both historical data and current market data to estimate the fair value of options and required several assumptions. The assumptions used in estimating fair value for awards granted during 2020-2023 were as follows:

Grant Year	2023	2022	2021	2020

Volatility	45.1%	44.5 – 46.0%	43.8 – 44.1%	43.9%
Expected life (in years)	5.4 years	4.9 –5.4 years	4.3 –4.8 years	4.2 years
Expected dividend yield	4.2%	4.2 – 4.9%	4.2 –4.8%	4.8%
Risk-free rate	3.8%	3.4 – 4.0%	3.9 –4.1%	4.1%

For 2023, the values included in this column for the compensation actually paid
to PEO 1, PEO 2, and the average compensation actually paid to our
Non-PEO
NEOs reflect the following adjustments to the values included in column
(b-1),
column
(b-2)
and column (d), respectively:

	PEO 1	PEO 2	Non-PEO NEOs (Average)

Summary Compensation Table Total	$25,536,707	$4,514,209	$7,954,497
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(22,612,298)	$(3,129,877)	$(5,797,156)
- SCT Option Awards column value	$(0)	$(0)	$(356,159)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$20,919,717	$1,759,201	$5,744,523
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(795,337)	$(1,508,999)	$(199,615)
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$227,564	$426,345	$63,446
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$0
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Compensation Actually Paid	$23,276,353	$2,060,879	$7,409,536

(3)
For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends per share for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “
Measurement Period
”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the Dow Jones Consumer Goods Index (the “
Peer Group
”).

Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net Income . The net income figures reported here represent GAAP net income.

(5)
Adjusted Operating Cash Flow
. Adjusted operating cash flow is the Company’s publicly reported operating cash flow, excluding the impact of tax payments associated with the sale of a business unit or line of business; expenditures associated with the acquisition, divestiture or integration of business units or lines of business; and other unanticipated extraordinary, non-budgeted
cash expenditures as determined by the Committee, which in 2023 included an unplanned indirect tax payment for prior periods by a
non-U.S.
subsidiary, resulting from a judicial ruling. Adjusted Operating Cash Flow includes disposal proceeds for ordinary course and restructuring related asset sales.

Company Selected Measure Name			Adjusted operating cash flow
Named Executive Officers, Footnote	For 2023, our
non-PEO
NEOs included Messrs. Erceg, Turner and McDermott and Ms. Malkoski. For 2022, our
non-PEO
NEOs included Messrs. Peterson, Turner and McDermott and Ms. Malkoski. For 2021, our
non-PEO
NEOs included Messrs. Peterson and Turner, Michal Geller and Laurel Hurd. For 2020, our
non-PEO
			NEOs included Messrs. Peterson and Turner, Mses. Hurd and Malkoski and David Hammer.
Peer Group Issuers, Footnote
(3)
For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends per share for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “
Measurement Period
”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the Dow Jones Consumer Goods Index (the “
Peer Group
”).

Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote
(2)
The amounts presented in these columns are inclusive of PRSUs, which reflect management’s estimate of performance against their respective targets at each applicable year-end.
The fair value of TRSUs was calculated based on a 100% payout assumption.

The fair value of stock options reported for Compensation Actually Paid purposes was estimated using a Black-Scholes option pricing model and used both historical data and current market data to estimate the fair value of options and required several assumptions. The assumptions used in estimating fair value for awards granted during 2020-2023 were as follows:

Grant Year	2023	2022	2021	2020

Volatility	45.1%	44.5 – 46.0%	43.8 – 44.1%	43.9%
Expected life (in years)	5.4 years	4.9 –5.4 years	4.3 –4.8 years	4.2 years
Expected dividend yield	4.2%	4.2 – 4.9%	4.2 –4.8%	4.8%
Risk-free rate	3.8%	3.4 – 4.0%	3.9 –4.1%	4.1%

For 2023, the values included in this column for the compensation actually paid
to PEO 1, PEO 2, and the average compensation actually paid to our
Non-PEO
NEOs reflect the following adjustments to the values included in column
(b-1),
column
(b-2)
and column (d), respectively:

	PEO 1	PEO 2	Non-PEO NEOs (Average)

Summary Compensation Table Total	$25,536,707	$4,514,209	$7,954,497
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(22,612,298)	$(3,129,877)	$(5,797,156)
- SCT Option Awards column value	$(0)	$(0)	$(356,159)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$20,919,717	$1,759,201	$5,744,523
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(795,337)	$(1,508,999)	$(199,615)
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$227,564	$426,345	$63,446
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$0
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Compensation Actually Paid	$23,276,353	$2,060,879	$7,409,536

Non-PEO NEO Average Total Compensation Amount			$ 7,954,497	$ 3,046,371	$ 3,798,238	$ 3,746,444
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,409,536	(1,339,606)	4,456,426	4,184,661
Adjustment to Non-PEO NEO Compensation Footnote
For 2023, the values included in this column for the compensation actually paid
to PEO 1, PEO 2, and the average compensation actually paid to our
Non-PEO
NEOs reflect the following adjustments to the values included in column
(b-1),
column
(b-2)
and column (d), respectively:

	PEO 1	PEO 2	Non-PEO NEOs (Average)

Summary Compensation Table Total	$25,536,707	$4,514,209	$7,954,497
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(22,612,298)	$(3,129,877)	$(5,797,156)
- SCT Option Awards column value	$(0)	$(0)	$(356,159)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$20,919,717	$1,759,201	$5,744,523
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(795,337)	$(1,508,999)	$(199,615)
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$227,564	$426,345	$63,446
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$0
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Compensation Actually Paid	$23,276,353	$2,060,879	$7,409,536

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List.
The following table lists the five financial performance measures that we believe represent the most
important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

Tabular List of Financial Performance Measures

➢ Adjusted Operating Cash Flow (See above)

➢ Adjusted EPS (1)

➢ Adjusted Gross Margin (2)

➢ Core Sales Growth (3)

➢ Free Cash Flow Productivity (4)

(1)	Adjusted Earnings Per Share (“ EPS ”) . Adjusted earnings per share is the Company’s reported earnings per share, excluding the impact of charges which the Company normalizes for public reporting.

(2)
Adjusted Gross Margin
.
Adjusted gross margin for the total Company is the reported gross margin percentage using actual foreign exchange rates, excluding items excluded from the adjusted EPS calculation. Adjusted gross margin for a segment is gross margin percentage using budgeted foreign
exchange rates, excluding items excluded from the adjusted EPS calculation. Foreign currency transaction gains or losses are included in the calculation of adjusted gross margin.

(3)
Core Sales Growth
.
Core sales growth is calculated on the same basis as the Company’s publicly reported metric and excludes the impact of divestitures, discontinued operations, acquisitions, retail store openings and closures, foreign currency exchange, and all business/market exits and other items excluded from publicly reported core sales.

(4)
Free Cash Flow Productivity
.
Free Cash Flow Productivity is calculated as free cash flow divided by adjusted net income for the relevant one-year
period, expressed as a percentage. “Free cash flow” is the Company’s reported operating cash flow as determined in accordance with GAAP, less capital expenditures, and “adjusted net income” is the Company’s reported net income as determined in accordance with GAAP, in each case excluding the impact of impairment charges; gains, losses and tax payments associated with the divestiture of a business unit or line of business;
non-cash
discrete tax charges and benefits; and other items significantly affecting the calculation of free cash flow productivity that are not indicative of the Company’s core operating results for the relevant period and affect the comparability of underling results from period to period, as determined by the Committee.

Total Shareholder Return Amount			$ 54	78	125	117
Peer Group Total Shareholder Return Amount			141	124	162	133
Net Income (Loss)			$ (388,000,000)	$ 197,000,000	$ 622,000,000	$ (766,000,000)
Company Selected Measure Amount			979,000,000	(203,000,000)	884,000,000	1,435,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Core Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Free Cash Flow Productivity
Mr Peterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 25,536,707
PEO Actually Paid Compensation Amount			23,276,353
PEO Name		Mr. Peterson
Mr Saligram [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,514,209	$ 10,296,665	$ 11,438,798	$ 9,804,500
PEO Actually Paid Compensation Amount			2,060,879	$ (7,272,680)	$ 16,404,598	$ 11,542,086
PEO Name	Mr. Saligram			Mr. Saligram	Mr. Saligram	Mr. Saligram
PEO | Mr Peterson [Member] | Pension Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | Year end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,919,717
PEO | Mr Peterson [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(795,337)
PEO | Mr Peterson [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			227,564
PEO | Mr Peterson [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,612,298)
PEO | Mr Peterson [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Peterson [Member] | Excess Fair Value For Option Sar Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Pension Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Year end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,759,201
PEO | Mr Saligram [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,508,999)
PEO | Mr Saligram [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			426,345
PEO | Mr Saligram [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,129,877)
PEO | Mr Saligram [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr Saligram [Member] | Excess Fair Value For Option Sar Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,744,523
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(199,615)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			63,446
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,797,156)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(356,159)
Non-PEO NEO | Excess Fair Value For Option Sar Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0